Investments In Affiliated Companies, Partnerships And Other Companies	12 Months Ended
Dec. 31, 2017
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Investments In Affiliated Companies, Partnerships And Other Companies	INVESTMENTS IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES

A.    INVESTMENT IN AFFILIATED COMPANIES:

	December 31,
	2017	2016
Companies accounted for under the equity method and the fair value method	$164,761	$173,396
Companies accounted for on a cost basis	7,577	7,566
	$172,338	$180,962

B.	INVESTMENT IN COMPANIES ACCOUNTED FOR UNDER THE EQUITY METHOD AND THE FAIR VALUE METHOD:

	December 31,
	2017	2016
Company A (1)	$65,799	$65,594
Company B (2)	21,708	19,974
Company C (3)	—	11,881
Company D (4)	15,000	19,120
Company E (5)	18,003	18,003
Company F (6)	27,927	25,707
Company G (7)	5,114	5,107
Other	11,210	8,010
	$164,761	$173,396

(1)
Company A is an Israeli partnership, held 50% by the Company and 50% by Rafael Advanced Defense Systems Ltd. (“Rafael”). Company A is engaged in the development and production of various thermal detectors and laser diodes. Company A is jointly controlled and therefore is not consolidated in the Company’s financial statements. During 2017 and 2016, the Company received dividends in the amount of $9,374 and $2,140, respectively from Company A.

Note 6 -    INVESTMENTS IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES (Cont.)

B.	INVESTMENT IN COMPANIES ACCOUNTED FOR UNDER THE EQUITY METHOD AND THE FAIR VALUE METHOD (Cont.):

(2)
Company B is an Israeli company owned 50.00001% by the Company and 49.99999% by Rafael. Company B focuses mainly on commercial applications of thermal imaging and electro-optic technologies. The Company jointly controls Company B with Rafael, and therefore Company B is not consolidated in the Company’s financial statements.

(3)
Company C is a Romanian company that was held 40% by the Company. Company C is engaged in the construction of fiber optic-telecommunication networks in Romania. During 2016, the Company wrote off $2,500 of its investment in Company C. During 2017, the Company sold all of its holding in Company C, for a consideration of approximately $12,000.

(4)
Company D is a European company held 33% by the Company. During 2015, the Company, through a wholly-owned Israeli subsidiary, invested approximately $20,000 in Company D, which is engaged in the area of composite aerostructure parts manufacturing for commercial aircraft.

(5)
Company E is an Israeli company held 77% by the Company. During 2016, the Company established Company E, based on its in-house developed energy technology for transportation, that is engaged in developing energy solutions for civilian transportation applications. In July 2016, an international strategic investor invested €16,000 (approximately $18,000) in exchange for 20% of Company E's ownership interest (in preferred shares) and was granted rights in several of Company E's energy related technologies. The investor has certain participating rights in the day-to-day operations of Company E. As a result, the Company deconsolidated Company E and reevaluated its remaining holdings, recognizing a gain of approximately $10,500, which was included in “other operating income, net”. During 2017, the investor invested €2,500 (approximately $2,800) in exchange for an additional 3% ownership in Company E.

(6)
Company F is a U.K. joint venture held 50% by a wholly-owned U.K. subsidiary of the Company and 50% by Kellogg Brown & Root Limited. During 2016, the Company invested in Company F approximately $13,400. Company F is engaged in the area of flight training systems..

(7)
Company G is an Israeli company held 71% by the Company. During 2016, due to an external investment in Company G, in which a third party investor acquired substantial participation rights, Company G ceased to be consolidated in the Company's financial results. The Company has chosen to make a fair value election pursuant to ASC 825, "Financial Instruments", for its investment in Company G. This investment was recorded at fair market value on the consolidated balance sheets and the periodic change in fair market value is recorded as a component of other income (expense), net on the consolidated statements of income. For the year ended December 31, 2017, there was no significant change in fair value.

Equity in net earnings (losses) of affiliated companies and partnerships is as follows:

	Year ended December 31,
	2017	2016	2015
Company A	$9,579	$6,157	$3,948
Company B	1,734	2,047	2,284
Company F	6,427	4,253	—
Company D	(4,129)	(872)	—
Other (*)	(2,250)	(6,361)	(1,690)
	$11,361	$5,224	$4,542

(*)    Includes write-off impairment in Company C in the amount of approximately $2,500 in 2016.
Note 6 -    INVESTMENTS IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES (Cont.)

B.	INVESTMENT IN COMPANIES ACCOUNTED FOR UNDER THE EQUITY METHOD AND THE FAIR VALUE METHOD (Cont.)

The summarized aggregate financial information of companies accounted for under the equity method and the fair value method is as follows:

Balance Sheet Information:

	December 31,
	2017	2016
Current assets	$542,600	$452,343
Non-current assets	117,438	145,346
Total assets	$660,038	$597,689

Current liabilities	$161,414	$168,352
Non-current liabilities	223,253	103,656
Shareholders' equity	275,371	325,681
Total liabilities and equity	$660,038	$597,689

Income Statement Information:

	Year ended December 31,
	2017	2016	2015
Revenues	$466,349	$424,045	$250,499
Gross profit	$101,242	$83,266	$67,747
Net income	$10,338	$21,252	$13,920

See Note 20(E) for guarantees.